Hedging Financial Instruments - Summary of Outstanding Forward Exchange Contracts (Detail) - Hedging instruments [member] € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 EUR (€)
Financial liabilities- current
Financial liabilities current		$ 155.8
Sell NT$/Buy EUR [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018-02
Sell NT$/Buy EUR [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018-05
Sell [member] | Sell NT$/Buy EUR [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount	$ 2,649.1
Buy [member] | Sell NT$/Buy EUR [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | €			€ 75.0
Cash flow hedges [member] | Forward exchange contracts [member]
Financial assets- current
Financial assets current		23.5
Financial liabilities- current
Financial liabilities current		1.9
Fair value hedges [member] | Interest rate futures contracts [member]
Financial liabilities- current
Financial liabilities current		$ 153.9